1900 K Street, NW Washington, DC 20006-1110 +1 202 261 3300 Main +1 202 261 3333 Fax www.dechert.com
Thomas C. Bogle thomas.bogle@dechert.com +1 202 261 3360 Direct +1 202 261 3060 Fax

December 12, 2023

VIA EDGAR

U.S. Securities and Exchange Commission

100 F Street, NE

Washington, D.C. 20549-4720

Re:	Pre-Effective Amendment No. 1 to Form N-14 for abrdn Income Credit Strategies Fund (File No. 333-275178)

Ladies and Gentlemen:

Attached for filing on behalf of abrdn Income Credit Strategies Fund (the “Acquiring Fund”), a closed-end management investment company, is Pre-Effective Amendment No. 1 (“PEA 1”) to the registration statement on Form N-14 under the Securities Act of 1933, as amended (“1933 Act”). PEA 1 is being filed in connection with the reorganization of First Trust High Income Long/Short Fund and First Trust/abrdn Global Opportunity Income Fund (each, an “Acquired Fund” and collectively, the “Acquired Funds”), each a closed-end management investment company, with and into the Acquiring Fund, in exchange for newly issued common shares of beneficial interest of the Acquiring Fund and the assumption by the Acquiring Fund of the accrued and unpaid liabilities of each Acquired Fund. The initial filing on Form N-14 was made on October 24, 2023.

PEA 1 is being filed to add required exhibits and include text responsive to comments received from the staff of the Securities and Exchange Commission, to which the Acquiring Fund has responded in separate correspondence.

A request for acceleration pursuant to Rule 461 of the 1933 Act will be filed under separate cover.

If you have any questions relating to this filing, please do not hesitate to contact me at 202.261.3360.

Sincerely,

/s/ Thomas C. Bogle
Thomas C. Bogle